Securities Available for Sale (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Sale of asset-backed securities	$ 313,200	$ 0	$ 578,600	$ 0
Realized gains (losses), net	0		0
LendingClub Corp [Member]
Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairment charges	$ 505	$ 0	$ 505	$ 0
Sale of asset-backed securities					$ 2,494	$ 120,420